Real Estate Loans Receivable	12 Months Ended
Dec. 31, 2012
Real Estate Loans Receivable [Abstract]
Real Estate Loans Receivable

6. Real Estate Loans Receivable

     The following is a summary of our real estate loans receivable (in thousands):

	December 31,
	2012	2011
Mortgage loans	$87,955	$63,934
Other real estate loans	807,710	228,573
Totals	$895,665	$292,507

The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2012				December 31, 2011			December 31, 2010
	Seniors	Seniors			Seniors			Seniors
	Housing	Housing	Medical		Housing	Medical		Housing	Medical
	Triple-net	Operating(1)	Facilities	Totals	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals
Advances:
Investments in new loans	$2,220	$580,834	$38,336	$621,390	$18,541	$0	$18,541	$9,742	$41,644	$51,386
Draws on existing loans	41,754	0	1,950	43,704	29,752	3,184	32,936	46,113	1,236	47,349
Sub-total	43,974	580,834	40,286	665,094	48,293	3,184	51,477	55,855	42,880	98,735
Less: Seller financing on property sales	0	0	0	0	0	0	0	0	(1,470)	(1,470)
Net cash advances on real estate loans	43,974	580,834	40,286	665,094	48,293	3,184	51,477	55,855	41,410	97,265
Receipts:
Loan payoffs	10,387	0	2,168	12,555	162,705	2,943	165,648	5,619	6,233	11,852
Principal payments on loans	19,786	0	2,679	22,465	17,856	5,307	23,163	24,203	7,440	31,643
Total receipts on real estate loans	30,173	0	4,847	35,020	180,561	8,250	188,811	29,822	13,673	43,495
Net advances (receipts) on real estate loans	$13,801	$580,834	$35,439	$630,074	$(132,268)	$(5,066)	$(137,334)	$26,033	$27,737	$53,770

(1) Represents loan to Sunrise Senior Living, Inc. that was acquired upon merger consummation on January 9, 2013 as discussed in Note 21.

The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011(2)	2010(3)
Balance at beginning of year	$-	$1,276	$5,183
Provision for loan losses	27,008	2,010	29,684
Charge-offs	(27,008)	(3,286)	(33,591)
Balance at end of year	$-	$-	$1,276

(1) Provision and charge-off amounts relate to one entrance fee community in our seniors housing triple-net segment.
(2) Provision and charge-off amounts relate to one hospital in our medical facilities segment.
(3) Provision and charge-off amounts relate to certain early stage seniors housing and CCRC development projects in our seniors housing triple-net segment.

The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance of impaired loans at end of year	$4,230	$6,244	$9,691
Allowance for loan losses	-	-	1,276
Balance of impaired loans not reserved	$4,230	$6,244	$8,415
Average impaired loans for the year	$5,237	$7,968	$38,409
Interest recognized on impaired loans(1)	44	-	103

(1) Represents interest recognized prior to placement on non-accrual status.